Assets Held For Sale	12 Months Ended
Mar. 31, 2019
Disclosure Of Assets Held For Sale [Abstract]
Assets Held For Sale
26)	ASSETS HELD FOR SALE

Assets classified as held for sale includes:

	As at March 31
Particulars	2018	2019
Property, plant and equipment	1,220	—
Total	1,220	—

In February 2017, the management of the Company had decided to curtail its operations in Hotel Travel Group (HT group), and consequently in July 2017, Land and Building relating to HT group were classified under assets held for sale as the Company intended to sell these assets in its present condition and search for an active buyer was initiated.

The fair value of these assets was categorized under Level 3 of the fair value hierarchy which was determined based on the consideration agreed with the buyer or independent valuation report obtained by the Company.

During the year ended March 31, 2019, the criteria for held for sale is no longer met, consequently the Company has reclassified the assets held for sale to property, plant and equipment.